Payden GNMA Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (135%
)
800,437 Fannie Mae-Aces , ( 1 mo. LIBOR USD +
0.590% ) , 0.67% , 9/25/23 (a) $ 803
453,403 FH 2B4763 ARM , ( 12 mo. LIBOR USD +
1.620% ) , 2.09% , 10/01/45 (a) 473
1,261,478 FHLMC Multifamily Structured Pass-Through
Certificates , ( 1 mo. LIBOR USD + 0.700% ) ,
0.80% , 9/25/22 (a) 1,263
1,207,801 FHLMC Multifamily Structured Pass-Through
Certificates , ( 1 mo. LIBOR USD + 0.500% ) ,
0.60% , 1/25/23 (a) 1,207
629,487 FHLMC Multifamily Structured Pass-Through
Certificates , ( 1 mo. LIBOR USD + 0.220% ) ,
0.32% , 3/25/25 (a) 630
615,949 FHR 3047 FV , ( 1 mo. LIBOR USD + 0.300% ) ,
0.39% , 1/15/35 (a) 617
258,976 FN BM2007 30YR , 4.00% , 9/01/48 277
111,455 FNR 2007-110 FA , ( 1 mo. LIBOR USD +
0.620% ) , 0.71% , 12/25/37 (a) 113
239,218 FNR 2010-86 FE , ( 1 mo. LIBOR USD +
0.450% ) , 0.54% , 8/25/25 (a) 239
1,914,659 FR RA4531 30YR , 2.50% , 2/01/51 2,007
264,500 G2 3711 30YR , 5.50% , 5/20/35 311
348,078 G2 3747 30YR , 5.00% , 8/20/35 391
215,509 G2 3772 30YR , 5.00% , 10/20/35 242
396,153 G2 3785 30YR , 5.00% , 11/20/35 445
445,472 G2 4802 30YR , 5.00% , 9/20/40 504
1,450,301 G2 4853 30YR , 4.00% , 11/20/40 1,588
229,073 G2 4978 30YR , 4.50% , 3/20/41 255
490,896 G2 5055 30YR , 4.50% , 5/20/41 546
586,438 G2 5083 30YR , 5.00% , 6/20/41 663
787,529 G2 5115 30YR , 4.50% , 7/20/41 878
1,179,235 G2 5139 30YR , 4.00% , 8/20/41 1,291
262,894 G2 5140 30YR , 4.50% , 8/20/41 293
685,081 G2 5233 30YR , 4.00% , 11/20/41 750
1,500,092 G2 5258 30YR , 3.50% , 12/20/41 1,623
935,100 G2 5332 30YR , 4.00% , 3/20/42 1,030
493,448 G2 770239 30YR , 4.00% , 2/20/42 540
979,756 G2 785289 ARM , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500% ) , 1.99% , 12/20/47 (a) 1,023
3,061,924 G2 785524 ARM , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.525% ) , 2.12% , 12/20/41 (a) 3,196
277,900 G2 80029 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 1/20/27 (a) 286
447,938 G2 80052 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 3/20/27 (a) 460
321,780 G2 80059 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
1.88% , 4/20/27 (a) 331
769,868 G2 80074 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
1.88% , 5/20/27 (a) 791
1,260,512 G2 80152 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 1/20/28 (a) 1,302
334,556 G2 80154 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 1/20/28 (a) 346
Principal
or Shares Security Description
Value
(000)
515,886 G2 80169 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 2/20/28 (a) $ 533
818,398 G2 80184 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
1.88% , 4/20/28 (a) 844
829,919 G2 80319 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.25% , 9/20/29 (a) 861
668,062 G2 80637 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.25% , 9/20/32 (a) 697
1,356,525 G2 80795 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.13% , 12/20/33 (a) 1,393
521,081 G2 80826 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 2/20/34 (a) 544
812,009 G2 80835 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 2/20/34 (a) 836
769,000 G2 81282 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 3/20/35 (a) 805
722,048 G2 82074 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
1.88% , 5/20/38 (a) 755
574,434 G2 82107 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.25% , 7/20/38 (a) 601
17,377 G2 8228 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.25% , 7/20/23 (a) 18
1,027,309 G2 82457 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 1/20/40 (a) 1,078
545,428 G2 82463 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.00% , 1/20/40 (a) 572
153,566 G2 83031 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
1.63% , 1/20/42 (a) 157
1,019 G2 8855 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.13% , 10/20/21 (a) 1
457,108 G2 8991 ARM , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500% ) ,
2.13% , 10/20/26 (a) 470
1,118,326 G2 AY5132 , 3.25% , 7/20/37 1,198
1,275,604 G2 AY5138 , 3.25% , 12/20/37 1,366
238,589 G2 MA0312 , 3.50% , 8/20/42 249
308,197 G2 MA0387 , 3.50% , 9/20/42 321
1,715,388 G2 MA0698 30YR , 3.00% , 1/20/43 1,836
1,874,579 G2 MA1012 30YR , 3.50% , 5/20/43 2,019
1,658,023 G2 MA1089 30YR , 3.00% , 6/20/43 1,767
1,613,454 G2 MA1520 30YR , 3.00% , 12/20/43 1,721
1,645,002 G2 MA2304 30YR , 4.00% , 10/20/44 1,795
1,459,901 G2 MA2522 30YR , 4.00% , 1/20/45 1,596
1,043,629 G2 MA2767 ARM , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500% ) , 1.50% , 4/20/45 (a) 1,080
760,639 G2 MA3454 30YR , 3.50% , 2/20/46 810
1,389,776 G2 MA3520 30YR , 3.00% , 3/20/46 1,473

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
1,482,698 G2 MA3597 30YR , 3.50% , 4/20/46 $ 1,580
2,394,172 G2 MA3662 30YR , 3.00% , 5/20/46 2,533
1,531,436 G2 MA3663 30YR , 3.50% , 5/20/46 1,633
1,298,279 G2 MA3735 30YR , 3.00% , 6/20/46 1,374
307,159 G2 MA3736 30YR , 3.50% , 6/20/46 327
1,272,418 G2 MA3802 30YR , 3.00% , 7/20/46 1,347
1,222,438 G2 MA3936 30YR , 3.00% , 9/20/46 1,294
821,726 G2 MA4003 30YR , 3.00% , 10/20/46 870
1,042,781 G2 MA4069 30YR , 3.50% , 11/20/46 1,110
189,405 G2 MA4127 30YR , 3.50% , 12/20/46 202
1,197,342 G2 MA4195 30YR , 3.00% , 1/20/47 1,268
806,893 G2 MA4197 30YR , 4.00% , 1/20/47 869
1,111,198 G2 MA4262 30YR , 3.50% , 2/20/47 1,183
1,468,483 G2 MA4321 30YR , 3.50% , 3/20/47 1,560
922,540 G2 MA4322 30YR , 4.00% , 3/20/47 991
666,141 G2 MA4510 30YR , 3.50% , 6/20/47 707
1,476,500 G2 MA4719 30YR , 3.50% , 9/20/47 1,567
709,509 G2 MA4721 30YR , 4.50% , 9/20/47 763
1,652,013 G2 MA4962 30YR , 3.50% , 1/20/48 1,754
575,318 G2 MA5021 30YR , 4.50% , 2/20/48 612
675,248 G2 MA5816 30YR , 3.50% , 3/20/49 711
1,986,182 G2 MA6818 30YR , 2.00% , 8/20/50 2,036
1,638,557 G2 MA7369 30YR , 3.50% , 5/20/51 1,736
2,160,000 G2 MA7471 30YR , 2.00% , 7/20/51 2,215
2,700,000 G2 MA7472 30YR , 2.50% , 7/20/51 2,809
11,880,000 G2SF , 2.00% , 30YR TBA (b) 12,168
21,420,000 G2SF , 2.50% , 30YR TBA (b) 22,271
1,400,000 G2SF , 3.00% , 30YR TBA (b) 1,465
3,000,000 G2SF , 3.50% , 30YR TBA (b) 3,151
258,087 GN 366983 30YR , 4.00% , 6/15/41 284
730,925 GN 455989 , 5.00% , 7/15/26 783
109,469 GN 558954 , 5.25% , 5/15/29 120
490,472 GN 558956 , 4.50% , 6/15/29 542
180,117 GN 605099 30YR , 5.50% , 3/15/34 211
413,935 GN 616826 30YR , 5.50% , 1/15/35 484
918,370 GN 710868 30YR , 5.50% , 9/15/39 1,068
356,366 GN 728153 , 5.50% , 10/15/29 405
154,879 GN 728159 , 5.25% , 11/15/29 172
155,420 GN 781636 30YR , 5.50% , 7/15/33 181
182,949 GN 781810 30YR , 5.50% , 10/15/34 214
219,211 GN 781811 30YR , 5.00% , 10/15/34 253
982,995 GN 784370 30YR , 4.00% , 7/15/45 1,082
259,338 GNR 2001-35 FA , ( 1 mo. LIBOR USD +
0.250% ) , 0.34% , 8/16/31 (a) 259
98,167 GNR 2002-13 FA , ( 1 mo. LIBOR USD +
0.500% ) , 0.59% , 2/16/32 (a) 98
153,794 GNR 2002-72 FA , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 10/20/32 (a) 154
70,745 GNR 2002-72 FB , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 10/20/32 (a) 71
576,310 GNR 2002-72 FE , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 10/20/32 (a) 576
538,643 GNR 2003-71 FC , ( 1 mo. LIBOR USD +
0.500% ) , 0.58% , 7/20/33 (a) 542
Principal
or Shares Security Description
Value
(000)
1,058,029 GNR 2004-56 F , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 6/20/33 (a) $ 1,061
780,358 GNR 2004-59 FH , ( 1 mo. LIBOR USD +
0.250% ) , 0.34% , 8/16/34 (a) 781
514,249 GNR 2004-86 FG , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 7/20/34 (a) 517
1,123,057 GNR 2006-60 FK , ( 1 mo. LIBOR USD +
0.200% ) , 0.29% , 11/20/36 (a) 1,124
720,170 GNR 2007-54 FC , ( 1 mo. LIBOR USD +
0.260% ) , 0.34% , 9/20/37 (a) 722
301,823 GNR 2007-76 FB , ( 1 mo. LIBOR USD +
0.500% ) , 0.58% , 11/20/37 (a) 304
872,772 GNR 2008-11 FB , ( 1 mo. LIBOR USD +
0.600% ) , 0.68% , 2/20/38 (a) 880
244,780 GNR 2008-2 FH , ( 1 mo. LIBOR USD +
0.450% ) , 0.53% , 1/20/38 (a) 247
982,293 GNR 2008-67 UF , ( 1 mo. LIBOR USD +
0.450% ) , 0.53% , 6/20/38 (a) 986
445,391 GNR 2011-153 LF , ( 1 mo. LIBOR USD +
0.250% ) , 0.34% , 7/16/41 (a) 446
451,636 GNR 2012-18 AF , ( 1 mo. LIBOR USD +
0.300% ) , 0.38% , 2/20/38 (a) 443
7,316,019 GNR 2014-79 ST , 1.90% , 7/20/29 (c) 98
156,305 GNR 2015-159 AH , 2.50% , 5/20/43 159
495,955 GNR 2017-68 AF , ( 1 mo. LIBOR USD +
0.350% ) , 0.45% , 5/20/47 (a) 499
1,337,221 GNR 2018-91 FC , ( 1 mo. LIBOR USD +
0.300% ) , 0.40% , 7/20/48 (a) 1,340
1,236,433 GNR 2019-6 FJ , ( 1 mo. LIBOR USD +
0.400% ) , 0.48% , 1/20/49 (a) 1,245
Total Mortgage Backed (Cost - $143,498)
144,567
U.S. Treasury (4%
)
2,500,000 U.S. Treasury Bill , 0.04% , 8/19/21 (d) 2,500
2,000,000 U.S. Treasury Note , 0.13% , 4/30/23 1,999
Total U.S. Treasury (Cost - $4,500)
4,499
Investment Company (2%
)
1,769,288 Payden Cash Reserves Money Market Fund*
(Cost - $1,769)
1,769
Total Investments (Cost - $149,767) (141%)
150,835
Liabilities in excess of Other Assets (-41%)
(43,884)
Net Assets (100%) $ 106,951
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(b) Security was purchased on a delayed delivery basis.
(c) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d) Yield to maturity at time of purchase.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 130 Sep-23 $ 32,240 $ 29 $ 29
a a
Short Contracts:
90 Day Eurodollar Future 130 Sep-25 (32,039) (53) (53)
a a
Total Futures
$(24)